Organization and business overview	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business overview

1	Organization and business overview

Cuprina Holdings (Cayman) Limited is an exempted company incorporated on September 22, 2023 under the laws of the Cayman Islands. The Company, through its subsidiaries, manufactures, supplies and sells medical devices (i.e. primarily Maggot Debridement Therapy (“MDT”)), to manage and accelerate healing and closure of chronic wounds. The products are composed of nature-based bioactive, in the form of advanced wound dressings, derived from sustainable sources. These products have applications in the medical, cosmeceutical and nutraceutical industries and currently sold directly in Singapore and Hong Kong. The Company and its subsidiaries are collectively referred to as the “Company”. The Company is headquartered in Singapore.

Reorganization of the Company’s legal structure (the “Reorganization”)

The Company began business operations on August 28, 2019 when Cuprina Pte. Ltd. was incorporated in Singapore. As part of the Reorganization for the purpose of the listing, Cuprina Holdings (BVI) Limited was incorporated in the British Virgin Islands on October 3, 2023.

The Reorganization was completed in January 2024. The Reorganization involved the transfer of 100% of the equity interests in Cuprina Pte. Ltd. from its original shareholder, Cuprina Holding Pte. Ltd. to Cuprina Holdings (BVI) Limited. Subsequently, 100% of the equity interests in Cuprina Holdings (BVI) Limited were transferred to the Company, Cuprina Holdings (Cayman) Limited. Consequently, Cuprina Holdings (Cayman) Limited became the holding company of all the entities mentioned above and resulted in a change in the reporting entity from Cuprina Pte. Ltd. to Cuprina Holdings (Cayman) Limited.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholder of Cuprina Holding Pte. Ltd. controlled all these entities before and after the Reorganization. Cuprina Holding Pte. Ltd. owned 100.00% equity interest in all these entities before the Reorganization and 78.25% equity interest in all these entities through Cuprina Holdings (Cayman) Limited after the Reorganization.

In a transaction that is considered to be a transfer of net assets or exchange of equity interest between entities under common control, the receiving entity reflects the transfer as a change in the reporting entity on a retrospective basis. ASC 805-50-30-5 applies to transfers of net assets or exchange of equity interest between entities under common control and requires the receiving entity to reflect the transfer in a manner similar to a pooling of interests. A pooling of interests was the method of accounting for the reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions (transfer of net assets or exchange of equity interest) had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. The assets and liabilities and results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Cuprina Holdings (Cayman) Limited	September 22, 2023	100%	Cayman Islands	Holding business

Cuprina Holdings (BVI) Limited	October 3, 2023	100%	British Virgin Islands	Holding business

Cuprina Pte. Ltd.	August 28, 2019	100%	Singapore	Manufacture, distribution, and supply of medical devices

Cuprina United States Inc.	April 6, 2022	100%	United States	Holding business

Cuprina Malaysia Sdn. Bhd.	March 29, 2022	100%	Malaysia	Manufacture, distribution, and supply of medical devices

Cuprina (Beijing) Biotechnology Co., Ltd.	July 26, 2022	100%	China	Manufacture, distribution, and supply of medical devices

Cuprina Hong Kong Limited	May 17, 2022	100%	Hong Kong	Manufacture, distribution, and supply of medical devices

On April 11, 2025, the Company has completed the Initial Public Offering (“IPO”) of 3,000,000 Class A Ordinary Shares on Nasdaq Capital Market, at a public offering price of US$4.00 per share, and give rise to total gross proceeds of US$12.0 million. The Ordinary Shares were previously approved for listing on Nasdaq Capital Market on April 9, 2025 and commenced trading under the ticker symbol “CUPR” on April 10, 2025.

On May 8, 2025, the Company has closed the sale of an additional 450,000 Class A Ordinary Shares of the Company, pursuant to the full exercise of the underwriter’s over-allotment option granted in connection with the Company’s IPO, at the IPO price of US$4.00 per share.